OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 4,125	$ 5,821
Professional fees	386	128
Non recurring engineering	585	417
Government authorities	70	261
Other payables	2,171	1,339
Total	$ 7,337	$ 7,966